Financial instruments and risk management - Summary of Credit Quality of Financial Assets (Details) - GBP (£) £ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	£ 301	£ 10,303
Credit Risk
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	632	29,609
Credit Risk | Trade Receivables
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	331	29,306
Credit Risk | Financial Assets at Amortised Cost - Non-current
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	£ 301	£ 303